UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas, 12th Floor
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments

Master Trust

Prime Master Fund
Schedule of investments – July 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—16.59%
Federal Farm Credit Bank
0.210%, due 08/01/12[1]	100,000,000	99,996,958
0.240%, due 08/01/12[1]	56,750,000	56,755,729
0.280%, due 08/01/12[1]	50,000,000	50,001,579
0.250%, due 04/02/13	86,000,000	86,000,000
Federal Home Loan Bank
0.250%, due 08/01/12[1]	200,000,000	200,000,000
0.320%, due 08/01/12[1]	157,000,000	157,000,000
0.320%, due 08/01/12[1]	50,000,000	50,000,000
Federal Home Loan Mortgage Corp.*
0.320%, due 08/01/12[1]	122,000,000	122,021,848
0.196%, due 08/06/12[1]	265,000,000	264,918,217
Federal National Mortgage Association *
0.100%, due 10/15/12[2]	250,000,000	249,947,917
US Treasury Bills
0.150%, due 09/13/12[2]	240,000,000	239,957,000
US Treasury Notes
1.375%, due 10/15/12	235,000,000	235,585,726
1.375%, due 11/15/12	167,750,000	168,347,162
1.375%, due 01/15/13	500,000,000	502,683,411
0.625%, due 02/28/13	75,000,000	75,179,763
2.750%, due 02/28/13	75,000,000	76,113,973
1.375%, due 05/15/13	150,000,000	151,344,800
1.125%, due 06/15/13	300,000,000	302,370,273
Total US government and agency obligations (cost—$3,088,224,356)		3,088,224,356
Time deposits—2.59%
Banking-non-US—2.59%
Natixis
0.200%, due 08/01/12	132,000,000	132,000,000
Svenska Handelsbanken
0.150%, due 08/01/12	350,000,000	350,000,000
Total time deposits (cost—482,000,000)		482,000,000
Certificates of deposit—24.91%
Banking-non-US—24.91%
Bank of Nova Scotia
0.337%, due 08/23/12[1]	250,000,000	250,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.360%, due 10/09/12	250,000,000	250,000,000
BNP Paribas SA
0.190%, due 08/02/12	525,000,000	525,000,000
Credit Agricole CIB
0.310%, due 08/07/12	400,000,000	400,000,000
Deutsche Bank AG
0.470%, due 08/31/12	150,000,000	150,000,000
DNB Bank ASA
0.270%, due 08/14/12	200,000,000	200,000,000
Mizuho Corporate Bank Ltd.
0.350%, due 08/01/12	86,200,000	86,200,000
0.150%, due 08/07/12	300,000,000	300,000,000
0.190%, due 08/08/12	150,000,000	150,000,000
National Australia Bank Ltd.
0.296%, due 08/09/12[1]	200,000,000	200,000,000
0.360%, due 11/21/12	100,000,000	100,000,000

Master Trust

Prime Master Fund
Schedule of investments – July 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Nordea Bank Finland
0.280%, due 08/27/12	150,000,000	150,000,000
Norinchukin Bank Ltd.
0.170%, due 08/07/12	300,000,000	300,000,000
0.200%, due 08/15/12	250,000,000	250,000,000
Royal Bank of Canada
0.497%, due 10/30/12[1]	30,000,000	30,000,000
Societe Generale
0.420%, due 08/16/12	185,000,000	185,000,000
0.400%, due 08/28/12	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp.
0.160%, due 08/02/12	245,000,000	245,000,000
0.400%, due 09/10/12	175,000,000	175,029,115
0.340%, due 10/19/12	145,000,000	145,000,000
Swedbank AB
0.160%, due 08/02/12	195,000,000	195,000,000
Toronto-Dominion Bank
0.466%, due 08/02/12[1]	150,000,000	150,000,000
Total certificates of deposit (cost—$4,636,229,115)		4,636,229,115
Commercial paper[2]—38.68%
Asset backed-banking US—2.55%
Atlantis One Funding
0.350%, due 11/20/12	200,000,000	199,784,167
0.550%, due 12/05/12	175,000,000	174,663,125
0.550%, due 12/07/12	100,000,000	99,804,444
		474,251,736
Asset backed-miscellaneous—17.90%
Atlantic Asset Securitization LLC
0.190%, due 08/01/12	50,000,000	50,000,000
0.200%, due 08/01/12	50,000,000	50,000,000
0.500%, due 08/01/12	225,000,000	225,000,000
0.470%, due 08/28/12	150,000,000	149,947,125
0.470%, due 09/04/12	200,000,000	199,911,222
Barton Capital LLC
0.500%, due 08/01/12	100,000,000	100,000,000
0.420%, due 08/02/12	58,487,000	58,486,318
0.420%, due 08/16/12	220,000,000	219,961,500
Cancara Asset Securitisation LLC
0.440%, due 10/09/12	250,000,000	249,789,167
0.440%, due 10/10/12	250,000,000	249,786,111
FCAR Owner Trust
0.280%, due 10/11/12	100,000,000	99,944,778
LMA Americas LLC
0.550%, due 08/01/12	100,000,000	100,000,000
0.610%, due 08/01/12	125,000,000	125,000,000
0.800%, due 08/01/12	100,000,000	100,000,000
Market Street Funding LLC
0.250%, due 10/22/12	65,029,000	64,991,970
Old Line Funding Corp.
0.350%, due 01/15/13	55,000,000	54,910,701
Thames Asset Global Securitization No. 1
0.450%, due 08/09/12	110,805,000	110,793,919
0.450%, due 08/10/12	24,093,000	24,090,290
0.460%, due 08/13/12	132,810,000	132,789,636
Versailles Commercial Paper LLC
0.520%, due 08/16/12	50,000,000	49,989,167
0.520%, due 08/17/12	250,000,000	249,942,222

Master Trust

Prime Master Fund
Schedule of investments – July 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Victory Receivables Corp.
0.210%, due 08/22/12	106,599,000	106,585,942
0.250%, due 09/06/12	59,833,000	59,818,042
0.290%, due 10/26/12	200,000,000	199,861,444
Windmill Funding Corp.
0.460%, due 08/13/12	50,000,000	49,992,333
0.460%, due 08/14/12	250,000,000	249,958,472
		3,331,550,359
Banking-non-US—13.19%
Australia & New Zealand Banking Group Ltd.
0.410%, due 01/16/13	100,000,000	99,808,667
Commonwealth Bank of Australia
0.276%, due 08/09/12[1,3]	50,000,000	49,998,641
0.770%, due 01/11/13	165,000,000	164,424,746
Credit Suisse
0.350%, due 10/09/12	100,000,000	99,932,917
DBS Bank Ltd.
0.250%, due 09/04/12	122,000,000	121,971,194
0.250%, due 09/06/12	100,000,000	99,975,000
0.290%, due 11/06/12	200,000,000	199,843,722
DnB NOR Bank ASA
0.320%, due 09/24/12	200,000,000	199,904,000
0.310%, due 10/19/12	100,000,000	99,931,972
Mitsubishi UFJ Trust & Banking Corp.
0.360%, due 08/02/12	125,000,000	124,998,750
Oversea-Chinese Banking Corp. Ltd.
0.210%, due 08/10/12	120,000,000	119,993,700
0.250%, due 08/30/12	100,000,000	99,979,861
0.250%, due 09/07/12	100,000,000	99,974,305
Skandinaviska Enskilda Banken AB
0.375%, due 10/16/12	200,000,000	199,841,667
Swedbank AB
0.460%, due 09/06/12	200,000,000	199,908,000
0.330%, due 09/18/12	175,000,000	174,923,000
Westpac Securities NZ Ltd.
0.399%, due 08/16/12[1,3]	125,000,000	125,000,000
0.761%, due 01/04/13[1,3]	175,000,000	175,000,000
		2,455,410,142
Banking-US—4.23%
ABN Amro Funding USA LLC
0.500%, due 09/24/12	200,000,000	199,850,000
ING (US) Funding LLC
0.420%, due 09/05/12	80,025,000	79,992,323
0.365%, due 10/12/12	150,000,000	149,890,500

Master Trust

Prime Master Fund
Schedule of investments – July 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2]—(concluded)
Banking-US—(concluded)
JPMorgan Chase & Co.[1]
0.394%, due 08/28/12	358,000,000	358,000,000
		787,732,823
Finance-captive automotive—0.81%
Toyota Motor Credit Corp.
0.340%, due 11/26/12	150,000,000	149,834,250
Total commercial paper (cost—$7,198,779,310)		7,198,779,310
Short-term corporate obligations—2.43%
Banking-non-US—1.09%
Svenska Handelsbanken
0.548%, due 09/07/12[1,3]	203,000,000	203,000,000
Banking-US—1.34%
JPMorgan Chase Bank N.A.
0.528%, due 09/10/12[1]	125,000,000	125,000,000
Wells Fargo Bank N.A.
0.538%, due 09/22/12[1]	125,000,000	125,000,000
		250,000,000
Total short-term corporate obligations (cost—$453,000,000)		453,000,000
Repurchase agreements—14.78%
Repurchase agreement dated 07/31/12 with Bank of
America Securities, 0.150% due 08/01/12,
collateralized by $406,425,000 Federal Home Loan
Mortgage Corp. obligations, 0.540% to 3.000%
due 09/22/14 to 07/10/19, $178,597,000 Federal
National Mortgage Association obligations,
1.250% to 4.375% due 02/27/14 to 10/15/15,
$307,103,300 US Treasury Bills, zero coupon due
04/04/13, $114,240,600 US Treasury Bonds,
11.250% due 02/15/15 and $647,030,600 US
Treasury Notes, 2.625% to 4.250% due 06/30/13 to
11/15/17; (value—$1,785,000,468); proceeds:
$1,750,007,292	1,750,000,000	1,750,000,000
Repurchase agreement dated 07/31/12 with Barclays
Capital, Inc., 0.400% due 08/01/12, collateralized
by $13,551,908 various common stocks; (value—
$214,000,002); proceeds: $200,002,222	200,000,000	200,000,000
Repurchase agreement dated 07/31/12 with Barclays
Capital, Inc., 0.450% due 08/01/12, collateralized
by $48,423,115 various common stocks,
convertible bonds, preferred stocks and warrants;
(value—$327,695,951); proceeds: $300,003,750	300,000,000	300,000,000
Repurchase agreement dated 07/25/12 with Barclays
Capital, Inc., 0.520% due 08/01/12, collateralized
by $273,564,022 various convertible bonds,
0.625% to 7.500% due 05/01/13 to 06/01/42;
(value—$345,000,194); proceeds: $300,030,333	300,000,000	300,000,000

Master Trust

Prime Master Fund
Schedule of investments – July 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements—(concluded)
Repurchase agreement dated 07/31/12 with Goldman
Sachs & Co., 0.170% due 08/01/12, collateralized
by $29,609,000 Federal Home Loan Mortgage
Corp. obligations, 1.250% to 3.500% due 05/29/13
to 12/05/17 and $154,311,000 Federal National
Mortgage Association obligations, 1.000% to
5.625% due 02/21/13 to 07/15/37; (value—
$204,000,925); proceeds: $200,000,944	200,000,000	200,000,000
Repurchase agreement dated 07/31/12 with State
Street Bank & Trust Co., 0.010% due 08/01/12,
collateralized by $765,000 Federal Home Loan
Bank obligations, 1.750% due 08/22/12 and
$50,000 Federal National Mortgage Association
obligations, 1.750% due 02/22/13; (value—
$822,497); proceeds: $804,000	804,000	804,000
Total repurchase agreements (cost—$2,750,804,000)		2,750,804,000
Total investments
(cost—$18,609,036,781 which approximates cost for federal income tax purposes)—99.98%		18,609,036,781
Other assets in excess of liabilities—0.02%		4,384,116
Net assets—100.00%		18,613,420,897

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted	Other
	prices in active	significant
	markets for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)
US government and agency
obligations		3,088,224,356		3,088,224,356
Time deposits	—	482,000,000	—	482,000,000
Certificates of deposit	—	4,636,229,115	—	4,636,229,115
Commercial paper	—	7,198,779,310	—	7,198,779,310
Short-term corporate
obligations	—	453,000,000	—	453,000,000
Repurchase agreements	—	2,750,804,000	—	2,750,804,000
Total	—	18,609,036,781	—	18,609,036,781

Master Trust

Prime Master Fund
Schedule of investments – July 31, 2012 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	57.4
Japan	11.7
France	7.8
Sweden	7.1
Australia	4.9
Singapore	4.0
Norway	2.7
Canada	2.3
Finland	0.8
Germany	0.8
Switzerland	0.5
Total	100.0

Weighted average maturity—45 days

For more information regarding the Funds other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2012.

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Variable or floating rate security. The interest rate shown is the current rate as of July 31, 2012 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[2]	Rates shown are the discount rates at date of purchase.

[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.97% of net assets as of July 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Master Trust

Treasury Master Fund
Schedule of investments – July 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
US government obligations—38.22%
US Treasury Bills
0.125%, due 08/09/12[1]	190,000,000	189,994,722
0.140%, due 08/30/12[1]	200,000,000	199,977,445
0.150%, due 09/13/12[1]	250,000,000	249,955,208
0.147%, due 09/20/12[1]	375,000,000	374,923,195
0.102%, due 10/25/12[1]	200,000,000	199,952,070
US Treasury Notes
1.750%, due 08/15/12	150,000,000	150,093,750
0.375%, due 08/31/12	640,000,000	640,134,294
4.125%, due 08/31/12	300,000,000	300,988,293
1.375%, due 09/15/12	150,000,000	150,234,759
3.875%, due 10/31/12	150,000,000	151,379,414
1.375%, due 11/15/12	722,000,000	724,525,898
4.000%, due 11/15/12	63,000,000	63,695,739
1.125%, due 12/15/12	100,000,000	100,356,667
2.875%, due 01/31/13	150,000,000	152,019,053
1.375%, due 02/15/13	520,000,000	523,328,481
0.625%, due 02/28/13	60,000,000	60,143,810
2.750%, due 02/28/13	500,000,000	507,455,011
2.500%, due 03/31/13	250,000,000	253,821,339
0.625%, due 04/30/13	180,000,000	180,545,641
1.375%, due 05/15/13	400,000,000	403,656,882
1.125%, due 06/15/13	291,000,000	293,298,233
Total US government obligations (cost—$5,870,479,904)		5,870,479,904
Repurchase agreements—61.62%
Repurchase agreements dated 07/31/12 with Bank of
America Securities, 0.150% due 08/01/12,
collateralized by $19,610,290 US Treasury Bonds,
3.875% due 08/15/40, by $339,434,500 US Treasury
Inflation Index Bonds, 0.750% to 3.625% due
01/15/26 to 2/15/42, $797,863,800 US Treasury
Inflation Index Notes, 0.125% to 2.625% due
04/15/13 to 01/15/22, $213,353,200 US Treasury
Notes, 1.250% to 2.000% due 03/15/14 to
02/15/22, $1,334,777,100 US Treasury Bond
Principal Strips, zero coupon due
08/15/12 to 05/15/42 and $1,538,196,609 US
Treasury Note Strips, zero coupon due 08/15/12 to
05/15/42; (value $3,641,400,017); proceeds:
$3,570,014,875	3,570,000,000	3,570,000,000
Repurchase agreement dated 07/26/12 with Barclays
Capital, Inc., 0.140% due 08/02/12, collateralized
by $7,890,200 US Treasury Bonds, 3.125% due
11/15/41, $626,732,553 US Treasury Bond Strips,
zero coupon due 11/15/13 to 11/15/34,
$28,213,800 US Treasury Inflation Index Bonds,
1.750% due 01/15/28 and $29,849,600 US
Treasury Inflation Index Notes, 1.875% due
07/15/13; (value—$510,000,001); proceeds:
$500,013,611	500,000,000	500,000,000

Master Trust

Treasury Master Fund
Schedule of investments – July 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements—(concluded)
Repurchase agreement dated 07/31/12 with Barclays
Capital, Inc., 0.160% due 08/07/12, collateralized
by $471,516,700 US Treasury Notes, 0.750% to
2.375% due 06/30/17 to 06/30/18; (value—
$510,000,079); proceeds: $500,015,556	500,000,000	500,000,000
Repurchase agreement dated 07/31/12 with Barclays
Capital, Inc., 0.170% due 08/01/12, collateralized
by $717,724,400 US Treasury Notes, 0.500% to
2.750% due 05/31/13 to 02/15/19; (value—
$742,560,082); proceeds: $728,003,438	728,000,000	728,000,000
Repurchase agreement dated 07/31/12 with BNP
Paribas Securities Corp. 0.160% due 08/01/12,
collateralized by $75,286,600 US Treasury Bonds,
4.500% due 02/15/36 and $223,967,400 US
Treasury Notes, 3.000% due 02/28/17; (value—
$357,000,073); proceeds: $350,001,556	350,000,000	350,000,000
Repurchase agreement dated 07/31/12 with Deutsche
Bank Securities Inc., 0.170% due 08/01/12, collateralized by
$394,035,500 US Treasury Bills, zero coupon due
09/06/12 to 10/18/12, $152,671,500 US Treasury
Bonds, 7.250% to 7.500% due 05/15/16 to
11/15/16 and $1,205,131,200 US Treasury Notes,
0.625% to 3.125% due 04/15/13 to 05/15/21;
(value—$1,867,620,057); proceeds:
$1,831,008,646	1,831,000,000	1,831,000,000
Repurchase agreement dated 07/31/12 with Goldman
Sachs & Co., 0.110% due 08/01/12, collateralized
by $686,354,500 US Treasury Inflation Index
Notes, 1.625% to 2.500% due 07/15/15 to
07/15/19; (value—$887,400,061); proceeds:
$870,002,658	870,000,000	870,000,000
Repurchase agreement dated 07/31/12 with Goldman
Sachs & Co., 0.130% due 08/07/12, collateralized
by $414,959,400 US Treasury Inflation Index
Bonds, 3.875% due 04/15/29 and $46,642,800 US
Treasury Inflation Index Notes, 0.125% due
04/15/16; (value—$1,020,000,041); proceeds:
$1,000,025,278	1,000,000,000	1,000,000,000
Repurchase agreement dated 07/31/12 with State
Street Bank & Trust Co., 0.010% due 08/01/12,
collateralized by $70,180,000 US Treasury Bonds,
5.375% to 6.125% due 11/15/27 to 02/15/31 and
$7,620,000 US Treasury Notes, 0.375% due
04/15/15; (value—$116,116,166); proceeds:
$113,835,032	113,835,000	113,835,000
Total repurchase agreements (cost—$9,462,835,000)		9,462,835,000
Total investments
(cost—$15,333,314,904 which approximates cost for federal income tax purposes)—99.84%		15,333,314,904
Other assets in excess of liabilities—0.16%		24,444,547
Net assets—100.00%		15,357,759,451

Master Trust

Treasury Master Fund
Schedule of investments – July 31, 2012 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	5,870,479,904	—	5,870,479,904
Repurchase agreements	—	9,462,835,000	—	9,462,835,000
Total	—	15,333,314,904	—	15,333,314,904

Weighted average maturity—52 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2012.

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase.

Master Trust

Tax-Free Master Fund
Schedule of investments – July 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—87.31%
Alabama—1.01%
Birmingham Special Care Facilities Financing Authority Revenues Refunding
(Methodist Home Aging),
0.170%, VRD	5,230,000	5,230,000
Mobile County Industrial Development Authority Pollution Control Revenue Refunding
(ExxonMobil Project),
0.150%, VRD	1,525,000	1,525,000
University of Alabama Revenue (University Hospital), Series C,
0.140%, VRD	10,000,000	10,000,000
		16,755,000
Alaska—1.79%
Alaska International Airports Revenue Refunding (System), Series A,
0.140%, VRD	7,000,000	7,000,000
Anchorage Tax Anticipation Notes,
2.000%, due 08/31/12	20,000,000	20,030,945
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project),
0.150%, VRD	2,770,000	2,770,000
		29,800,945
Arizona—0.50%
AK-Chin Indian Community Revenue,
0.190%, VRD	4,300,000	4,300,000
Pima County Industrial Development Authority Industrial Revenue (Tucson Electric
Power Co.-Irvington Project),
0.160%, VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue
(Barclays Capital Municipal Trust Receipts, Series 9W),
0.170%, VRD [1,2]	3,750,000	3,750,000
		8,350,000
California—2.25%
California Health Facilities Financing Authority Revenue (Adventist Health Systems),
Series A,
0.120%, VRD	200,000	200,000
California Infrastructure & Economic Development Bank Revenue (Jewish Community
Center), Series A,
0.190%, VRD	2,700,000	2,700,000
California State Economic Recovery, Series C-5,
0.130%, VRD	19,400,000	19,400,000
Orange County Sanitation District Certificates of Participation, Series B,
0.110%, VRD	13,000,000	13,000,000
San Diego County Certificates of Participation (San Diego Foundation),
0.130%, VRD	2,000,000	2,000,000
		37,300,000
Colorado—2.48%
Aurora Water Improvement Revenue (JP Morgan PUTTERs, Series 2010)
(AMBAC Insured),
0.180%, VRD [1,2]	11,990,000	11,990,000

Master Trust

Tax-Free Master Fund
Schedule of investments – July 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Colorado—(concluded)
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish
Federation Board Program), Series C-6,
0.170%, VRD	2,020,000	2,020,000
Denver City & County Certificates of Participation Refunding,
Series A1,
0.170%, VRD	3,250,000	3,250,000
Series A2,
0.170%, VRD	23,860,000	23,860,000
		41,120,000
Connecticut—0.75%
Connecticut Health & Educational Facilities
Authority Revenue (Yale University),
Series V-1,
0.100%, VRD	400,000	400,000
Series Y-2,
0.120%, VRD	1,400,000	1,400,000
Connecticut State (JP Morgan PUTTERs, Series 1170) (FGIC Insured),
0.180%, VRD [1,2]	10,705,000	10,705,000
		12,505,000
District of Columbia—0.24%
District of Columbia Revenue (German Marshall Fund of the United States),
0.150%, VRD	4,000,000	4,000,000
Florida—4.28%
Gainesville Utilities System Revenue, Series A,
0.170%, VRD	2,485,000	2,485,000
Hillsborough County School Board Certificates of Participation (Master Lease Program),
Series C,
0.180%, VRD	26,515,000	26,515,000
JEA Water & Sewer Revenue System, Subseries B-1,
0.140%, VRD	17,930,000	17,930,000
Miami-Dade County School Board Tax Anticipation Notes,
2.500%, due 02/28/13	15,000,000	15,199,005
Orlando & Orange County Expressway Authority Revenue Refunding, Series C-4
(AGM Insured),
0.130%, VRD	6,000,000	6,000,000
Pinellas County Health Facilities Authority Revenue (Baycare Health), Series A1,
0.160%, VRD	3,000,000	3,000,000
		71,129,005
Georgia—3.58%
Cobb County Tax Anticipation Notes,
1.500%, due 11/30/12	10,000,000	10,044,308
Forsyth County Water & Sewer Authority Revenue (JP Morgan PUTTERs, Series 2253)
(AGM Insured),
0.190%, VRD [1,2]	4,750,000	4,750,000

Master Trust

Tax-Free Master Fund
Schedule of investments – July 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Georgia—(concluded)
Fulton County General Fund Tax Anticipation Notes,
1.000%, due 12/28/12	10,000,000	10,034,169
Georgia State, Series G,
5.000%, due 12/01/12	4,000,000	4,065,131
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B,
0.150%, VRD	2,370,000	2,370,000
Private Colleges & Universities Authority Revenue
(Emory University),
Series B-1,
0.120%, VRD	1,300,000	1,300,000
Series B-2,
0.120%, VRD	15,000,000	15,000,000
Private Colleges & Universities Authority Revenue Refunding (Mercer University),
Series C,
0.160%, VRD	8,415,000	8,415,000
Thomasville Hospital Authority Revenue Anticipation Certificates (John Archbold),
Series B,
0.170%, VRD	3,395,000	3,395,000
		59,373,608
Idaho—0.49%
Idaho Tax Anticipation Notes,
2.000%, due 06/28/13	8,000,000	8,130,273
Illinois—5.22%
Chicago Board of Education Refunding (Dedicated Revenues),
Series A-1,
0.150%, VRD	15,600,000	15,600,000
Series A-2,
0.150%, VRD	5,900,000	5,900,000
Chicago (Neighborhoods Alive 21), Series B,
0.150%, VRD	10,900,000	10,900,000
City of Chicago,
Series D-1,
0.160%, VRD	21,440,000	21,440,000
Series D-2,
0.160%, VRD	5,300,000	5,300,000
Chicago Sales Tax Revenue Refunding,
0.170%, VRD	3,840,000	3,840,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra),
0.150%, VRD	19,300,000	19,300,000
Quad Cities Regional Economic Development Authority Revenue
(Two Rivers YMCA Project),
0.180%, VRD	4,460,000	4,460,000
		86,740,000

Master Trust

Tax-Free Master Fund
Schedule of investments – July 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Indiana—3.26%
Indiana Development Finance Authority Revenue (Educational Facilities-Culver
Educational),
0.160%, VRD	5,000,000	5,000,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial
Project), Series A-5,
0.140%, VRD	3,000,000	3,000,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc.
Project), Series A-4,
0.150%, VRD	22,700,000	22,700,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A,
0.160%, VRD	4,440,000	4,440,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington)
(FNMA Insured),
0.170%, VRD	10,600,000	10,600,000
Marshall County Economic Development Revenue (Culver Educational Foundation
Project),
0.160%, VRD	8,400,000	8,400,000
		54,140,000
Iowa—0.16%
Iowa Finance Authority Private College Revenue Facilities
(Morningside College Project),
0.180%, VRD	2,695,000	2,695,000
Kansas—1.90%
Kansas Department of Transportation Highway Revenue Refunding,
Series B-1,
0.140%, VRD	6,100,000	6,100,000
Series B-2,
0.140%, VRD	19,375,000	19,375,000
Series B-3,
0.130%, VRD	6,000,000	6,000,000
		31,475,000
Kentucky— 3.00%
Breckinridge County Lease Program Revenue (Kentucky Association Leasing Trust),
Series A,
0.170%, VRD	9,080,000	9,080,000
Christian County Association of County's Leasing Trust Lease Program,
Series A,
0.170%, VRD	2,990,000	2,990,000
Series B,
0.170%, VRD	20,000,000	20,000,000
Shelby County Lease Revenue, Series A,
0.170%, VRD	7,470,000	7,470,000

Master Trust

Tax-Free Master Fund
Schedule of investments – July 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Kentucky—(concluded)
Trimble County Association of Counties Leasing Trust Lease Program Revenue, Series A,
0.170%, VRD	6,280,000	6,280,000
Williamstown League of Cities Funding Trust Lease Revenue, Series A,
0.150%, VRD	3,880,000	3,880,000
		49,700,000
Louisiana—1.82%
East Baton Rouge Parish Industrial Development
Board, Inc. Revenue (ExxonMobil Project),
Series A,
0.150%, VRD	14,050,000	14,050,000
Series B (Mandatory Put 08/01/12 @ 100),
0.150%, VRD	16,200,000	16,200,000
		30,250,000
Maryland—1.15%
Washington Suburban Sanitation District Bond
Anticipation Notes,
Series A,
0.210%, VRD	11,515,000	11,515,000
Series A-7,
0.210%, VRD	2,950,000	2,950,000
Series A-9,
0.210%, VRD	4,650,000	4,650,000
		19,115,000
Massachusetts—3.18%
Massachusetts Development Finance Agency Revenue (Boston University), Series U-6E,
0.120%, VRD	2,800,000	2,800,000
Massachusetts Development Finance Agency Revenue Refunding
(Higher Education-Smith College),
0.140%, VRD	3,321,000	3,321,000
Massachusetts Health & Educational Facilities Authority Revenue (Citigroup ROCS RR-
II-R-11585),
0.150%, VRD [1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood),
Series C,
0.160%, VRD	2,795,000	2,795,000
Massachusetts Health & Educational Facilities Authority Revenue (Pooled Loan
Program), Series N,
0.160%, VRD	3,880,000	3,880,000
Massachusetts State Department of Transportation Metropolitan Highway System
Revenue (Senior), Series A-1,
0.220%, VRD	24,500,000	24,500,000
University of Massachusetts Building Authority Revenue Refunding, Series 1,
0.120%, VRD	5,450,000	5,450,000
		52,746,000

Master Trust

Tax-Free Master Fund
Schedule of investments – July 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Michigan—3.08%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen
Center Project),
0.170%, VRD	3,900,000	3,900,000
University of Michigan Refunding (Hospital), Series A-2,
0.150%, VRD	6,500,000	6,500,000
University of Michigan Refunding (Medical Service Plan), Series A-1,
0.150%, VRD	17,680,000	17,680,000
University of Michigan Revenues (Hospital),
Series A,
0.150%, VRD	13,035,000	13,035,000
Series B,
0.140%, VRD	10,000,000	10,000,000
		51,115,000
Minnesota—0.98%
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B,
0.150%, VRD	5,200,000	5,200,000
St. Paul Independent School District No. 625, Tax Anticipation Certificates of
Indebtedness, Series C,
0.750%, due 12/10/12	11,000,000	11,022,943
		16,222,943
Mississippi—1.87%
Mississippi Business Finance Commission Gulf
Opportunity Zone (Chevron USA, Inc. Project),
Series D,
0.160%, VRD	14,000,000	14,000,000
Series E,
0.160%, VRD	7,300,000	7,300,000
Series G,
0.150%, VRD	4,000,000	4,000,000
Series I,
0.160%, VRD	1,000,000	1,000,000
Series K,
0.150%, VRD	3,000,000	3,000,000
Series L,
0.150%, VRD	1,800,000	1,800,000
		31,100,000
Missouri—5.02%
Missouri State Health & Educational Facilities Authority (SSM Health Care), Series E,
0.150%, VRD	33,570,000	33,570,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue
(Ascension Healthcare), Series C-5,
0.130%, VRD	4,500,000	4,500,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue
(De Smet Jesuit High School),
0.180%, VRD	4,190,000	4,190,000

Master Trust

Tax-Free Master Fund
Schedule of investments – July 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Missouri—(concluded)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue
(Washington University),
Series C,
0.150%, VRD	19,500,000	19,500,000
Series D,
0.150%, VRD	21,600,000	21,600,000
		83,360,000
Nebraska—0.57%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh
Medical Center), Series B-1,
0.180%, VRD	9,430,000	9,430,000
Nevada—0.36%
City of Las Vegas, Series C,
0.170%, VRD	6,000,000	6,000,000
New Hampshire—0.84%
New Hampshire Health & Educational Facilities
Authority Revenue (Dartmouth College),
Series A,
0.140%, VRD	5,700,000	5,700,000
Series B,
0.140%, VRD	8,300,000	8,300,000
		14,000,000
New Jersey—0.36%
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.),
Series C,
0.140%, VRD	4,000,000	4,000,000
Union County Pollution Control Financing Authority Revenue Refunding
(ExxonMobil Project),
0.020%, VRD	1,900,000	1,900,000
		5,900,000
New York—4.20%
Metropolitan Transportation Authority, Subseries B-1,
0.140%, VRD	600,000	600,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A
(FNMA Insured),
0.140%, VRD	20,000,000	20,000,000
New York City Transitional Finance Authority Revenue (New York City Recovery),
Series 3, Subseries 3-B,
0.130%, VRD	6,600,000	6,600,000
New York State Dormitory Authority Revenue State Supported Debt (City University),
Series D,
0.120%, VRD	2,200,000	2,200,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing), Series A
(FNMA Insured),
0.170%, VRD	8,100,000	8,100,000
New York City, Subseries L-6,
0.130%, VRD	22,390,000	22,390,000

Master Trust

Tax-Free Master Fund
Schedule of investments – July 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York—(concluded)
Triborough Bridge & Tunnel Authority Revenues, Series B-2C,
0.130%, VRD	9,870,000	9,870,000
		69,760,000
North Carolina—6.19%
Charlotte Water & Sewer System Revenue Refunding,
Series B,
0.150%, VRD	12,760,000	12,760,000
Series C,
0.170%, VRD	20,000,000	20,000,000
Guilford County, Series B,
0.150%, VRD	1,855,000	1,855,000
Mecklenburg County, Series B,
0.170%, VRD	33,730,000	33,730,000
New Hanover County (School),
0.180%, VRD	2,485,000	2,485,000
North Carolina (Public Improvement), Series D,
0.140%, VRD	6,000,000	6,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue
(Campbell University),
0.170%, VRD	5,645,000	5,645,000
North Carolina Medical Care Commission Hospital Revenue (Duke University Hospital
Project), Series A,
0.150%, VRD	4,800,000	4,800,000
University of North Carolina Chapel Hill Revenue, Series B,
0.140%, VRD	15,475,000	15,475,000
		102,750,000
Ohio—0.63%
Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456),
0.160%, VRD [1,2]	2,800,000	2,800,000
Ohio Higher Educational Facilities Commission Revenue
(JP Morgan PUTTERs, Series 3244Z),
0.160%, VRD [1,2]	2,845,000	2,845,000
Ohio Higher Educational Facilities Revenue (Oberlin College Project),
0.150%, VRD	4,800,000	4,800,000
		10,445,000
Oregon—0.76%
Salem Hospital Facility Authority Revenue (Salem Hospital Project), Series B,
0.150%, VRD	400,000	400,000
Oregon State, General Obligation, Ltd. Notes, Series A,
2.000%, due 06/28/13	12,000,000	12,195,876
		12,595,876
Pennsylvania—5.49%
Allegheny County Higher Education Building Authority University Revenue Refunding
(Carnegie Mellon University),
0.150%, VRD	5,900,000	5,900,000
Montgomery County, Series A,
0.150%, VRD	30,970,000	30,970,000

Master Trust

Tax-Free Master Fund
Schedule of investments – July 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Pennsylvania Higher Educational Facilities Authority College & University Revenues
(St. Joseph's University), Series A,
0.160%, VRD	2,000,000	2,000,000
Pennsylvania State University Refunding, Series B (Mandatory Put 06/01/13 @100),
0.220%, due 06/01/13	5,235,000	5,235,000
Philadelphia Authority for Industrial Development
Lease Revenue Refunding,
Series B-2,
0.140%, VRD	10,000,000	10,000,000
Series B-3,
0.150%, VRD	5,325,000	5,325,000
Philadelphia School District Refunding, Series C,
0.120%, VRD	3,000,000	3,000,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2,
0.160%, VRD	11,400,000	11,400,000
University of Pittsburgh of the Commonwealth Systems of Higher Education,
2.000%, due 07/02/13	6,000,000	6,098,412
Washington County Authority Refunding (University of Pennsylvania),
0.130%, VRD	3,475,000	3,475,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project)
Series A,
0.170%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development Authority Revenue (Excela Health
Project), Series B,
0.170%, VRD	5,265,000	5,265,000
		91,208,412
South Carolina—1.27%
Charleston County School District Bonds Anticipation Notes, Series A (SCSDE Insured),
2.000%, due 11/06/12	5,000,000	5,024,195
Piedmont Municipal Power Agency Electric Revenue Refunding, Series C,
0.130%, VRD	10,950,000	10,950,000
South Carolina Jobs Economic Development Authority Hospital Revenue Refunding
(Anmed Health Project), Series C,
0.150%, VRD	1,995,000	1,995,000
South Carolina Jobs Economic Development Authority Hospital Revenue Refunding
(Regional Medical Center of Orangeburg),
0.150%, VRD	3,150,000	3,150,000
		21,119,195
Tennessee—1.68%
Metropolitan Government of Nashville & Davidson County Health & Educational
Facilities Board Revenue (Vanderbilt University), Series A-1,
0.140%, VRD	23,300,000	23,300,000
Sevier County Public Building Authority (Local Government Public Improvement),
Series B-1,
0.170%, VRD	4,635,000	4,635,000
		27,935,000

Master Trust

Tax-Free Master Fund
Schedule of investments – July 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—7.02%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF)
(FGIC Insured),
0.140%, VRD [1,2]	7,750,000	7,750,000
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-2,
0.160%, VRD	4,100,000	4,100,000
Harris County Cultural Education Facilities Finance Corp. Revenue Refunding (Hermann
Health), Series D-3,
0.150%, VRD	5,000,000	5,000,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist
Hospital), Subseries C-1,
0.160%, VRD	33,320,000	33,320,000
Harris County Tax Anticipation Notes,
1.000%, due 02/28/13	7,000,000	7,033,082
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University
Project), Series A,
0.150%, VRD	1,800,000	1,800,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil
Project),
0.140%, VRD	12,310,000	12,310,000
San Antonio Hotel Occupancy Revenue Refunding (Sub Lien),
0.170%, VRD	4,235,000	4,235,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue (Texas Health
Resources), Series A,
0.130%, VRD	4,200,000	4,200,000
Texas (JP Morgan PUTTERs, Series 3238),
0.160%, VRD [1,2]	2,165,000	2,165,000
Texas State (Bank of America Austin Certificates, Series 2008-1053),
0.230%, VRD [1,2]	6,670,000	6,670,000
Texas State (Veteran Housing Assistance Fund II),
0.130%, VRD	6,500,000	6,500,000
Texas State Mobility, Series B,
0.180%, VRD	7,165,000	7,165,000
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563),
0.160%, VRD [1,2]	3,330,000	3,330,000
Texas Tax & Revenue Anticipation Notes, Series A,
2.500%, due 08/30/12	10,000,000	10,017,736
University of Texas (Financing Systems), Series B,
0.140%, VRD	1,000,000	1,000,000
University of Texas University Revenues Refunding (Financing Systems), Series B,
0.130%, VRD	50,000	50,000
		116,645,818
Vermont—0.40%
Winooski Special Obligation Refunding, Series A,
0.140%, VRD	6,585,000	6,585,000

Master Trust

Tax-Free Master Fund
Schedule of investments – July 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Virginia—4.23%
Albermarle County Economic Development Authority Hospital Revenue
(Martha Jefferson Hospital), Series A,
0.140%, VRD	10,150,000	10,150,000
Virginia Commonwealth University, Series A,
0.160%, VRD	30,250,000	30,250,000
Virginia Small Business Financing Authority Hospital Revenue (Carilion Clinic
Obligation), Series B,
0.150%, VRD	29,930,000	29,930,000
		70,330,000
Washington—3.48%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue
(JP Morgan PUTTERs, Series 2643Z),
0.160%, VRD [1,2]	4,995,000	4,995,000
Energy Northwest Electric Revenue (JP Morgan PUTTERs, Series 1282)
(AMBAC-TCRs Insured),
0.180%, VRD [1,2]	15,370,000	15,370,000
King County (Multi Modal Ltd. Tax Sewer), Series B,
0.120%, VRD	1,500,000	1,500,000
King County Sewer Revenue (Junior Lien), Series A,
0.190%, VRD	10,575,000	10,575,000
Seattle Water System Revenue (Morgan Stanley Floater Certificates, Series 2170)
(AGM Insured),
0.140%, VRD [1,2]	5,085,000	5,085,000
Washington (JP Morgan PUTTERs, Series 2650Z) (AGM Insured),
0.180%, VRD [1,2]	3,995,000	3,995,000
Washington Health Care Facilities Authority (Multicare Health Systems), Series D,
0.160%, VRD	8,625,000	8,625,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding
(New Haven Apartments) (FNMA Insured),
0.150%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding
(Washington Terrace),
0.160%, VRD	3,750,000	3,750,000
		57,795,000
Wisconsin—0.81%
Wisconsin Center District Tax Revenue, Series A,
0.170%, VRD	10,000,000	10,000,000
Wisconsin Health & Educational Facilities Authority Revenue (Meriter Hospital, Inc.),
Series A,
0.180%, VRD	3,410,000	3,410,000
		13,410,000
Wyoming—1.02%
Sweetwater County Pollution Control Revenue Refunding (PacifiCorp Project), Series A,
0.170%, VRD	16,100,000	16,100,000

Master Trust

Tax-Free Master Fund
Schedule of investments – July 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Wyoming—(concluded)
Uinta County Pollution Control Revenue Refunding (Chevron USA, Inc. Project),
0.160%, VRD	800,000	800,000
		16,900,000
Total municipal bonds and notes (cost—$1,449,932,075)		1,449,932,075
Tax-exempt commercial paper—13.03%
California—0.81%
California State Health Facilities Financing (Stanford Hospital), Series B-2,
Subseries 1,
0.180%, due 01/15/13	6,000,000	6,000,000
Subseries 2,
0.170%, due 12/05/12	4,500,000	4,500,000
Riverside County Teeter Plan,
0.210%, due 08/06/12	3,000,000	3,000,000
		13,500,000
Connecticut—0.77%
Yale University,
0.160%, due 08/09/12	7,775,000	7,775,000
0.150%, due 08/10/12	5,000,000	5,000,000
		12,775,000
Florida—0.48%
Florida Local Government,
0.180%, due 08/08/12	7,876,000	7,876,000
Illinois—0.45%
Illinois Educational Facilities Authority Revenue,
0.180%, due 09/13/12	7,485,000	7,485,000
Kentucky—1.20%
Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.520%, due 08/01/12	20,000,000	20,000,000
Maryland—1.11%
Johns Hopkins University,
0.150%, due 08/07/12	5,000,000	5,000,000
0.160%, due 09/06/12	9,000,000	9,000,000
0.170%, due 09/17/12	4,500,000	4,500,000
		18,500,000
Minnesota—1.57%
Mayo Clinic,
0.140%, due 08/21/12	20,000,000	20,000,000
0.220%, due 09/13/12	6,000,000	6,000,000
		26,000,000
Missouri—1.18%
University of Missouri,
0.160%, due 08/03/12	5,000,000	5,000,000
0.150%, due 08/07/12	3,500,000	3,500,000
0.170%, due 08/16/12	11,000,000	11,000,000
		19,500,000

Master Trust

Tax-Free Master Fund
Schedule of investments – July 31, 2012 (unaudited)

	Face amount ($)	Value ($)
Tax-exempt commercial paper—(concluded)
New York—0.60%
Metropolitan Transportation Authority,
0.160%, due 08/06/12	10,000,000	10,000,000
Pennsylvania—0.48%
Montgomery County,
0.170%, due 09/04/12	8,000,000	8,000,000
Tennessee—0.48%
Vanderbilt University,
0.200%, due 02/05/13	8,000,000	8,000,000
Texas—1.99%
Methodist Hospital,
0.280%, due 08/06/12	10,000,000	10,000,000
State of Texas,
0.170%, due 08/30/12	5,000,000	5,000,000
University of Texas,
0.160%, due 09/13/12	18,000,000	18,000,000
		33,000,000
Virginia—0.36%
University of Virginia,
0.150%, due 08/09/12	6,000,000	6,000,000
Washington—0.60%
University of Washington,
0.170%, due 12/03/12	10,000,000	10,000,000
Wisconsin—0.95%
City of Milwaukee,
0.370%, due 08/06/12	7,000,000	7,000,000
0.370%, due 08/21/12	4,000,000	4,000,000
0.180%, due 08/28/12	4,800,000	4,800,000
		15,800,000
Total tax-exempt commercial paper (cost—$216,436,000)		216,436,000
Total investments
(cost—$1,666,368,075 which approximates cost for federal income tax purposes)—100.34%		1,666,368,075
Liabilities in excess of other assets—(0.36)%		(5,737,250)
Net assets—100.00%		1,660,630,825

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	1,449,932,075	—	1,449,932,075
Tax-exempt commercial
paper	—	216,436,000	—	216,436,000
Total	—	1,666,368,075	—	1,666,368,075

Weighted average maturity—19 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2012.

Master Trust

Portfolio footnotes

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 5.79% of net assets as of July 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
SCSDE	South Carolina School District Enhancement
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of July 31, 2012 and reset periodically.

Master Trust

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by each Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) require disclosure surrounding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with requirements of US GAAP, a fair value hierarchy has been included near the end of each Fund’s Schedule of investments.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards ("IFRS")" ("ASU 2011-04"). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosure about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new disclosures have been implemented for annual and interim periods beginning after December 15, 2011. At July 31, 2012, there were no transfers between Level 1 and Level 2.

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosures are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of the IFRS. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 28, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	September 28, 2012